Schedule of General and Administrative expenses (Details) - AUD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Professional fees	$ 529,028	$ 352,319	$ 789,888	$ 888,641	$ 973,482	$ 1,094,500
Audit fee	89,512		89,512
Employee costs	37,886	20,756	224,979	90,823	428,715	179,301
Insurance	119,336	40,803	274,718	86,368	492,676	152,911
Other expenses	165,602	82,157	217,110	146,087	546,879	265,908
Subscriptions and dues	13,232	4,505	13,739	67,065
Management fee	111,000	75,000	189,000	153,000	312,000	252,000
Expected credit losses					264,798	380,604
Travel expenses	37,678	19,227	114,084	30,586	112,291	39,290
Depreciation	28,122		31,954	1,887	17,473	24,444
Technology costs	2,650	11,959	3,986	13,107	17,187	42,784
Occupancy costs	2,181	2,964	13,095	14,017	43,990	12,298
Security	2,339	2,209	4,567	4,306	9,266	18,280
Utilities	2,872	1,437	5,212	3,252	6,086	5,112
Total general and administrative expenses	$ 1,141,438	$ 613,336	$ 1,971,844	$ 1,499,139	$ 3,224,843	$ 2,467,432